As filed with the Securities and Exchange Commission on February 28, 2006.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07743

The Rockland Funds Trust
(Exact name of registrant as specified in charter)

1235 Westlakes Drive
Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Richard Gould
1235 Westlakes Drive
Berwyn, PA 19312
(Name and address of agent for service)

1-800-497-3933
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

	Rockland Small Cap Growth Fund
	Schedule of Investments
	December 31, 2005 (Unaudited)

	Shares		Value
		COMMON STOCKS - 100.0%
		Appliances - 2.6%
	14,900	The Middleby Corporation (a)	$1,288,850

		Commercial Services - 1.8%
	3,900	The Corporate Executive Board Company	349,830
	20,800	Gevity HR, Inc.	534,976
			884,806
		Communications - 8.3%
	9,000	Cbeyond Communications, Inc. (a)	92,700
	17,800	F5 Networks, Inc. (a)	1,017,982
	23,100	Ikanos Communications (a)	340,494
	24,100	j2 Global Communications, Inc. (a)	1,030,034
	63,200	RADVision Ltd. (a)(b)	1,048,027
	61,300	UbiquiTel Inc. (a)	606,257
			4,135,494
		Computers & Peripherals - 3.3%
	57,700	Rackable Systems Inc. (a)	1,643,296

		Consulting - 0.4%
	6,300	Heidrick & Struggles International, Inc. (a)	201,915

		Distribution - 8.6%
	40,200	Brightpoint, Inc. (a)	1,114,746
	37,100	Central European Distribution Corporation (a)	1,489,194
	26,000	MWI Veterinary Supply, Inc. (a)	671,060
	30,600	PetMed Express, Inc. (a)	433,602
	13,500	WESCO International, Inc. (a)	576,855
			4,285,457
		Education - 0.6%
	5,200	ITT Educational Services, Inc. (a)	307,372

		Financial Services - 10.1%
	24,500	Calamos Asset Management, Inc. - Class A	770,525
	83,334	ECapital Financial Corporation (a)(c)	2,500
	23,500	GFI Group Inc. (a)	1,114,605
	15,000	Nelnet, Inc. - Class A (a)	610,200
	28,900	optionsXpress Holdings Inc.	709,495
	45,200	TradeStation Group, Inc. (a)	559,576
	50,300	VeriFone Holdings, Inc. (a)	1,272,590
			5,039,491
		Health Care Services & Supplies - 7.4%
	14,800	Allion Healthcare, Inc. (a)	172,420
	27,700	HealthExtras, Inc. (a)	695,270
	15,650	Matria Healthcare, Inc. (a)	606,594
	44,800	NationsHealth, Inc. (a)	349,888
	23,600	Providence Service Corporation (a)	679,444
	23,900	Radiation Therapy Services, Inc. (a)	843,909
	4,400	Stericycle, Inc. (a)	259,072
	4,500	U.S. Physical Therapy, Inc. (a)	83,115
			3,689,712
		Internet Services - 4.4%
	54,700	CNET Networks, Inc. (a)	803,543
	36,100	Retalix Ltd. (a)(b)	883,006
	27,400	WebSideStory, Inc. (a)	496,762
			2,183,311
		Medical Products - 12.1%
	18,200	Dade Behring Holdings Inc.	744,198
	22,500	Foxhollow Technologies Inc. (a)	670,275
	29,700	Hologic, Inc. (a)	1,126,224
	18,200	IRIS International Inc. (a)	397,852
	13,600	Kyphon Inc. (a)	555,288
	18,300	Palomar Medical Technologies, Inc. (a)	641,232
	22,502	ResMed Inc. (a)	862,051
	33,100	Syneron Medical Ltd. (a)(b)	1,050,925
			6,048,045
		Oil & Gas Services - 7.8%
	29,700	Cal Dive International, Inc. (a)	1,065,933
	13,500	Core Laboratories N.V. (a)(b)	504,360
	22,600	Unit Corporation (a)	1,243,678
	31,600	W-H Energy Services, Inc. (a)	1,045,328
			3,859,299
		Retail - 7.0%
	10,000	Charming Shoppes, Inc. (a)	132,000
	7,200	Conn's, Inc. (a)	265,464
	16,600	Cosi, Inc. (a)	137,780
	36,700	Guess?, Inc. (a)	1,306,520
	27,600	LIFE TIME FITNESS, Inc. (a)	1,051,284
	7,700	Volcom, Inc. (a)	261,877
	8,200	Zumiez Inc. (a)	354,404
			3,509,329
		Semiconductors - 14.9%
	13,500	FormFactor Inc. (a)	329,805
	37,800	Microsemi Corporation (a)	1,045,548
	34,000	M-Systems Flash Disk Pioneers Ltd. (a)(b)	1,126,080
	54,800	Netlogic Microsystems Inc. (a)	1,492,752
	37,100	Sigma Designs, Inc. (a)	570,598
	40,700	SiRF Technology Holdings, Inc. (a)	1,212,860
	4,500	SunPower Corporation - Class A (a)	152,955
	82,000	Trident Microsystems, Inc. (a)	1,476,000
			7,406,598

		Software - 7.2%
	4,500	Ansoft Corporation (a)	153,225
	61,900	Kenexa Corporation (a)	1,306,090
	18,100	Salesforce.com, Inc. (a)	580,105
	27,900	Taleo Corporation - Class A (a)	370,512
	11,700	The Ultimate Software Group, Inc. (a)	223,119
	35,000	Vocus, Inc. (a)	364,700
	29,600	Witness Systems, Inc. (a)	582,232
			3,579,983
		Transportation - 3.5%
	20,600	Celadon Group, Inc. (a)	593,280
	22,600	Landstar System, Inc.	943,324
	8,900	Universal Truckload Services, Inc. (a)	204,700
			1,741,304
		TOTAL COMMON STOCKS (Cost $40,310,696)	49,804,262
	Principal
	Amount		Value
		SHORT-TERM INVESTMENTS - 0.5%
		Variable Rate Demand Note (d) - 0.5%
	$251,132	American Family Financial Services, Inc. - 4.025%	251,132
		TOTAL SHORT-TERM INVESTMENTS (Cost $251,132)	251,132
		TOTAL INVESTMENTS (Cost $40,561,828) - 100.5%	50,055,394
		Liabilities in Excess of Other Assets - (0.5)%	(234,524)
		TOTAL NET ASSETS - 100.0%	$49,820,870

(a)	Non-income producing.
(b)	Foreign security.
(c)	Illiquid security - acquired through private placement.
(d)	Variable rate demand notes are considered short-term obligations and
	are payable on demand. Interest rates change periodically on specified
	dates. The rate listed is as of December 31, 2005.

The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:

Cost of investments	$40,561,828
Gross unrealized appreciation	$10,074,122
Gross unrealized depreciation	(580,556)
Net unrealized appreciation	$9,493,566

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Rockland Funds Trust

By (Signature and Title) /s/ Richard Gould
Richard Gould, President

Date   February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Richard Gould
Richard Gould, President and Treasurer

Date  February 27, 2006